Equity settled share-based payments - Movements in the number of restricted shares (Details) - Restricted shares		12 Months Ended
	Jul. 10, 2025 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares
Equity settled share-based payments
Restricted stock granted | shares	85,016,800	85,016,800	85,016,800
Number of shares, outstanding at the end | shares		85,016,800	85,016,800
Granted | $		$ 1.1137
Outstanding as of ending | $		1.1137
Aggregate fair value of restricted shares		$ 94,682,000	¥ 677,074,000